DIAMOND HILL FUNDS

Diamond Hill Small Cap Fund
Diamond Hill Small-Mid Cap Fund
Diamond Hill Mid Cap Fund
Diamond Hill Large Cap Fund
Diamond Hill All Cap Select Fund
Diamond Hill Long-Short Fund
Diamond Hill Research Opportunities Fund
Diamond Hill Global Fund
Diamond Hill International Fund
Diamond Hill Short Duration Total Return Fund
Diamond Hill Core Bond Fund
Diamond Hill Corporate Credit Fund
Diamond Hill High Yield Fund

Supplement dated May 22, 2020
to the Statement of Additional Information Dated February 28, 2020, as amended

At a meeting held May 21, 2020, the Board of Trustees of Diamond Hill Funds (the “Trust”) elected the following officers for the Trust.

President	Thomas E. Line
Vice President and Secretary	Karen R. Colvin
Chief Compliance Officer and Anti-Money Laundering Officer	Gary R. Young
Treasurer	Julie A. Roach
Assistant Secretary	Erin K. Dillon

With these appointments, the following changes are being made to the Statement of Additional Information:

•	On page 61, the table listing each Officer of the Trust, is deleted in its entirety and replaced with the following:

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Officers

Name and Age	Position Held	Year First Elected to Current Officer Position of the Funds	Principal Occupation(s) During Past Five Years
Thomas E. Line Year of Birth: 1967	President	Since May 2020
Chief Executive Officer of the Trust, November 2014 to May 2020; Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present; Managing Director - Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014.

Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present.
Gary R. Young Year of Birth: 1969	Chief Compliance Officer	Since May 2020
President of the Trust, November 2014 to May 2020; Secretary of the Trust, May 2004 to November 2014; Chief Administrative Officer of the Trust, October 2010 to November 2014; Managing Director – Administration of Diamond Hill Capital Management, Inc., January 2015 – present; Chief Compliance Officer of Diamond Hill Capital Management Inc., October 2010 to present; Controller of Diamond Hill Investment Group, Inc., April 2004 to March 2015.

Julie A. Roach Year of Birth: 1971	Treasurer	Since October 2017	Director-Fund Administration, Diamond Hill Capital Management, Inc., September 2017 to present; Assistant Treasurer - Head of Valuation Oversight, J.P. Morgan Asset Management, August 2012 to 2017.
Erin K. Dillon Year of Birth: 1979	Assistant Secretary	Since May 2020	Director-Compliance, Diamond Hill Capital Management, Inc., September 2015 to present; Compliance Consultant, Nationwide Financial, Inc. March 2013 to September 2015.

•	All references to Maureen K. Goldenberg as Chief Compliance Officer are hereby removed.

•	All references to Mr. Line as Chief Executive Officer are hereby revised to President.

•	All references to Mr. Young are hereby revised to Chief Compliance Officer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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